Expense Example - AST Bond Portfolio 2037 - No Share Class	Dec. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	$ 340